Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2025
C000202342
Account Value [Line Items]
Accumulated Value	$ 18,440	$ 18,238	$ 18,104	$ 18,033	$ 17,909	$ 17,700	$ 17,581	$ 17,252	$ 16,957	$ 16,912	$ 17,119	$ 17,018	$ 16,797	$ 16,852	$ 16,653	$ 16,758	$ 16,536	$ 16,298	$ 16,023	$ 15,851	$ 15,686	$ 15,808	$ 15,601	$ 15,538	$ 15,519	$ 14,976	$ 14,374	$ 14,545	$ 14,701	$ 14,670	$ 14,471	$ 14,238	$ 14,408	$ 14,263	$ 14,066	$ 14,278	$ 13,711	$ 13,791	$ 13,559	$ 13,176	$ 13,717	$ 14,056	$ 13,222	$ 14,132	$ 14,179	$ 14,690	$ 14,780	$ 14,910	$ 15,314	$ 15,014	$ 15,183	$ 15,206	$ 15,211	$ 15,132	$ 15,095	$ 14,883	$ 14,848	$ 14,666	$ 14,652	$ 14,541	$ 14,534	$ 14,288	$ 13,769	$ 13,695	$ 13,829	$ 13,709	$ 13,084	$ 13,008	$ 12,458	$ 11,860	$ 13,320	$ 13,515	$ 13,547	$ 13,291	$ 13,225	$ 13,171	$ 13,123	$ 13,009	$ 12,919	$ 12,607	$ 12,779	$ 12,588	$ 12,502	$ 12,288	$ 11,748	$ 12,048	$ 12,143	$ 12,384	$ 12,322	$ 12,248	$ 12,112	$ 12,069	$ 12,067	$ 11,978	$ 12,044	$ 12,157	$ 12,075	$ 12,038	$ 12,071	$ 12,025	$ 11,922	$ 11,924	$ 11,772	$ 11,768	$ 11,672	$ 11,535	$ 11,551	$ 11,375	$ 11,243	$ 11,054	$ 11,038	$ 11,032	$ 10,968	$ 10,756	$ 10,536	$ 10,517	$ 10,471	$ 10,181	$ 9,928	$ 9,873
C000202343
Account Value [Line Items]
Accumulated Value	18,032	17,816	17,714	17,647	17,505	17,304	17,216	16,897	16,611	16,571	16,777	16,681	16,444	16,501	16,310	16,416	16,225	15,971	15,727	15,561	15,403	15,525	15,325	15,265	15,251	14,720	14,108	14,302	14,436	14,409	14,216	14,011	14,181	14,020	13,850	14,040	13,505	13,588	13,340	12,986	13,523	13,838	13,039	13,940	13,969	14,476	14,588	14,719	15,121	14,828	14,997	15,003	15,012	14,937	14,923	14,716	14,665	14,507	14,477	14,389	14,367	14,145	13,634	13,563	13,699	13,582	12,966	12,893	12,332	11,759	13,191	13,406	13,422	13,188	13,109	13,075	13,013	12,920	12,832	12,525	12,681	12,511	12,411	12,218	11,683	11,967	12,064	12,323	12,247	12,193	12,043	12,020	12,020	11,934	12,002	12,116	12,037	12,003	12,038	11,995	11,878	11,899	11,734	11,732	11,654	11,504	11,522	11,365	11,235	11,048	11,019	11,015	10,953	10,759	10,541	10,510	10,481	10,177	9,926	9,872
C000202344
Account Value [Line Items]
Accumulated Value	12,403	12,370	12,295	12,230	12,081	11,917	11,949	11,733	11,778	11,761	11,766	11,511	11,443	11,668	11,541	11,845	11,696	11,527	11,260	11,158	10,970	11,245	11,136	11,286	11,292	10,888	10,391	10,587	10,885	10,971	10,974	11,014	11,133	11,064	10,798	11,068	10,671	10,728	10,342	10,485	11,006	11,310	11,026	11,238	11,190	11,652	11,992	12,176	12,440	12,478	12,452	12,452	12,550	12,563	12,442	12,333	12,306	12,213	12,379	12,535	12,613	12,560	12,411	12,436	12,434	12,489	12,256	12,114	11,943	11,600	11,999	11,795	11,578	11,562	11,563	11,530	11,594	11,332	11,287	11,116	10,930	10,921	10,719	10,709	10,574	10,410	10,357	10,453	10,524	10,463	10,467	10,477	10,409	10,475	10,427	10,531	10,627	10,574	10,605	10,619	10,654	10,562	10,510	10,514	10,435	10,349	10,358	10,278	10,258	10,229	10,464	10,541	10,531	10,549	10,479	10,290	10,291	10,247	10,171	10,105
C000202345
Account Value [Line Items]
Accumulated Value	12,026	12,001	11,931	11,871	11,740	11,570	11,606	11,408	11,456	11,431	11,450	11,202	11,139	11,364	11,231	11,534	11,391	11,239	10,967	10,870	10,699	10,962	10,869	11,021	11,019	10,623	10,145	10,342	10,629	10,718	10,725	10,768	10,888	10,823	10,563	10,834	10,454	10,502	10,133	10,278	10,788	11,093	10,814	11,028	10,972	11,435	11,765	11,951	12,217	12,258	12,236	12,239	12,340	12,346	12,239	12,134	12,110	12,021	12,190	12,339	12,420	12,381	12,235	12,264	12,255	12,314	12,095	11,956	11,788	11,459	11,860	11,650	11,437	11,423	11,428	11,398	11,466	11,207	11,164	11,006	10,832	10,816	10,617	10,620	10,477	10,316	10,266	10,374	10,440	10,391	10,389	10,411	10,346	10,415	10,369	10,468	10,558	10,517	10,542	10,568	10,598	10,516	10,468	10,475	10,389	10,314	10,326	10,247	10,230	10,204	10,435	10,517	10,518	10,539	10,471	10,283	10,286	10,245	10,170	10,106
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	12,721	12,730	12,654	12,571	12,439	12,291	12,309	12,120	12,182	12,139	12,142	11,896	11,824	12,006	11,881	12,157	11,992	11,818	11,556	11,451	11,264	11,534	11,422	11,560	11,588	11,165	10,684	10,847	11,112	11,179	11,168	11,185	11,303	11,234	10,976	11,253	10,914	10,952	10,558	10,675	11,156	11,453	11,173	11,400	11,338	11,777	12,102	12,269	12,544	12,553	12,538	12,548	12,656	12,664	12,538	12,448	12,400	12,297	12,442	12,604	12,684	12,640	12,478	12,522	12,545	12,618	12,400	12,297	12,184	11,944	12,182	12,003	11,791	11,773	11,776	11,738	11,789	11,528	11,494	11,334	11,163	11,147	10,949	10,937	10,789	10,622	10,575	10,664	10,710	10,657	10,635	10,651	10,593	10,664	10,610	10,712	10,816	10,769	10,785	10,772	10,810	10,718	10,664	10,674	10,592	10,505	10,508	10,428	10,391	10,360	10,598	10,669	10,667	10,655	10,568	10,385	10,377	10,307	10,182	10,110
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	12,721	12,730	12,654	12,571	12,439	12,291	12,309	12,120	12,182	12,139	12,142	11,896	11,824	12,006	11,881	12,157	11,992	11,818	11,556	11,451	11,264	11,534	11,422	11,560	11,588	11,165	10,684	10,847	11,112	11,179	11,168	11,185	11,303	11,234	10,976	11,253	10,914	10,952	10,558	10,675	11,156	11,453	11,173	11,400	11,338	11,777	12,102	12,269	12,544	12,553	12,538	12,548	12,656	12,664	12,538	12,448	12,400	12,297	12,442	12,604	12,684	12,640	12,478	12,522	12,545	12,618	12,400	12,297	12,184	11,944	12,182	12,003	11,791	11,773	11,776	11,738	11,789	11,528	11,494	11,334	11,163	11,147	10,949	10,937	10,789	10,622	10,575	10,664	10,710	10,657	10,635	10,651	10,593	10,664	10,610	10,712	10,816	10,769	10,785	10,772	10,810	10,718	10,664	10,674	10,592	10,505	10,508	10,428	10,391	10,360	10,598	10,669	10,667	10,655	10,568	10,385	10,377	10,307	10,182	10,110
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value	18,806	18,700	18,592	18,563	18,413	18,186	18,104	17,777	17,484	17,487	17,668	17,550	17,313	17,387	17,190	17,283	17,008	16,735	16,416	16,262	16,086	16,238	16,048	16,002	16,002	15,427	14,758	14,934	15,114	15,071	14,865	14,620	14,756	14,609	14,456	14,643	14,106	14,193	13,893	13,542	14,101	14,433	13,629	14,613	14,579	15,116	15,290	15,449	15,882	15,589	15,744	15,773	15,774	15,692	15,633	15,427	15,382	15,217	15,194	15,138	15,088	14,809	14,245	14,175	14,322	14,185	13,554	13,426	12,864	12,307	13,900	14,098	14,095	13,818	13,773	13,736	13,686	13,631	13,555	13,253	13,412	13,224	13,101	12,887	12,329	12,599	12,709	12,915	12,844	12,750	12,612	12,562	12,565	12,484	12,560	12,667	12,592	12,554	12,586	12,533	12,421	12,426	12,290	12,273	12,168	12,029	12,056	11,883	11,713	11,501	11,556	11,511	11,435	11,201	10,906	10,806	10,740	10,335	9,896	9,839
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value	$ 18,806	$ 18,700	$ 18,592	$ 18,563	$ 18,413	$ 18,186	$ 18,104	$ 17,777	$ 17,484	$ 17,487	$ 17,668	$ 17,550	$ 17,313	$ 17,387	$ 17,190	$ 17,283	$ 17,008	$ 16,735	$ 16,416	$ 16,262	$ 16,086	$ 16,238	$ 16,048	$ 16,002	$ 16,002	$ 15,427	$ 14,758	$ 14,934	$ 15,114	$ 15,071	$ 14,865	$ 14,620	$ 14,756	$ 14,609	$ 14,456	$ 14,643	$ 14,106	$ 14,193	$ 13,893	$ 13,542	$ 14,101	$ 14,433	$ 13,629	$ 14,613	$ 14,579	$ 15,116	$ 15,290	$ 15,449	$ 15,882	$ 15,589	$ 15,744	$ 15,773	$ 15,774	$ 15,692	$ 15,633	$ 15,427	$ 15,382	$ 15,217	$ 15,194	$ 15,138	$ 15,088	$ 14,809	$ 14,245	$ 14,175	$ 14,322	$ 14,185	$ 13,554	$ 13,426	$ 12,864	$ 12,307	$ 13,900	$ 14,098	$ 14,095	$ 13,818	$ 13,773	$ 13,736	$ 13,686	$ 13,631	$ 13,555	$ 13,253	$ 13,412	$ 13,224	$ 13,101	$ 12,887	$ 12,329	$ 12,599	$ 12,709	$ 12,915	$ 12,844	$ 12,750	$ 12,612	$ 12,562	$ 12,565	$ 12,484	$ 12,560	$ 12,667	$ 12,592	$ 12,554	$ 12,586	$ 12,533	$ 12,421	$ 12,426	$ 12,290	$ 12,273	$ 12,168	$ 12,029	$ 12,056	$ 11,883	$ 11,713	$ 11,501	$ 11,556	$ 11,511	$ 11,435	$ 11,201	$ 10,906	$ 10,806	$ 10,740	$ 10,335	$ 9,896	$ 9,839